Other liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Jun. 30, 2022
Liabilities Other
Personnel-related liabilities	€ 5,821	€ 6,940
Customer returns	19,580	16,628
Liabilities from sales tax		10,596
Liabilities against brand partners	21,001	13,208
Accrued expenses & other liabilities	32,523	27,516
Total other current liabilities	€ 78,924	€ 74,889